PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2010	2011
	US$	US$

Prepaid expenses	669	2,564
Advance to employees	238	787
Rental and other deposits	846	409
Commitment deposits	7,550	—
Interest receivables	1,001	3,327
Others	239	2,608

	10,543	9,695

As of December 31, 2010, commitment deposits represent a deposit of US$7,550 paid by the Company to Beijing Wei Ye Hang Real Estate Agent Company (“Wei Ye Hang”), an independent third-party, in exchange for being appointed as the exclusive online marketing and listing services provider for property development in Hainan, the PRC. The deposit was interest-free and was not secured by any collateral or security interest. The deposit was to be repaid in six months after the date of receipt of the deposit by Wei Ye Hang. Wei Ye Hang repaid the commitment deposit in full on February 1, 2011.